TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 79,196	$ 82,243
Share based payments	16,142	17,299
Research and development costs	3,606	4,246
Reserves, allowances and other	8,915	8,507
Deferred tax assets before valuation allowance	107,859	112,295
Valuation allowance	(8,853)	(8,839)
Deferred tax assets	99,006	103,456
Deferred tax liabilities:
Acquired intangibles	(142,352)	(231,645)
Acquired deferred revenue	(2,600)	(4,670)
Deferred tax liabilities	(144,952)	(236,315)
Deferred tax liabilities, net	(45,946)	(132,859)
Deferred tax assets	11,850	14,093
Deferred tax liabilities	(57,796)	(146,952)
Deferred tax liabilities, net	$ (45,946)	$ (132,859)